Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,080,000.00
Previously Paid Amount	0.00
Total Fee Amount	425.35
Total Offset Amount	0.00
Net Fee	425.35
Narrative - Max Aggregate Offering Price	$ 3,080,000.00
Final Prospectus	true